Schedule of Fair Value of Assumptions (Details)					12 Months Ended
	Jun. 11, 2026	May 29, 2026	Nov. 25, 2024	Oct. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2024
Measurement Input, Share Price [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				314,384	320	205,790
Measurement Input, Share Price [Member] | AGP Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		10.40	272,986		320	205,790
Measurement Input, Share Price [Member] | JJ Astor Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	7.20
Measurement Input, Expected Term [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input term				5 years 2 months 12 days	4 years	5 years
Measurement Input, Expected Term [Member] | AGP Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input term		1 month 24 days	1 year		4 months 24 days	10 months 24 days
Measurement Input, Expected Term [Member] | JJ Astor Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input term	6 months 7 days
Corporate Bond Yield Estimated Timing of Conversion [Member] | AGP Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		16.3	8.8		5.5	9.0
Measurement Input, Credit Spread [Member] | AGP Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		26.2	26.2		26.2	26.2	15.9
Measurement Input Probability of Default [Member] | AGP Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		70	40		70	40	40
Measurement Input Probability of Default [Member] | JJ Astor Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	57.5
Measurement Input Recovery Upon Default [Member] | AGP Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0	0		0	0
Measurement Input Recovery Upon Default [Member] | JJ Astor Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	20
Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				98.4	99.3	98.6
Measurement Input, Price Volatility [Member] | AGP Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		194	108.7		135	101.6	103.2
Measurement Input, Price Volatility [Member] | JJ Astor Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	172
Measurement Input, Exercise Price [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				300,000	300,000	300,000
Measurement Input, Risk Free Interest Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				4.11	3.73	4.38
Market Yield Estimated Timing Of Conversion Member Share Price [Member] | JJ Astor Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	30.56